CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		7 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Oct. 22, 2020	Dec. 31, 2021	Dec. 31, 2019
Cash flows from operating activities:
Net (loss) income	$ (18,825)	$ (2,437)	$ (7,838)	$ 5,289	$ (123,552)	$ 6,246
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense	1,772	1,921	1,028	52	7,262	50
Amortization of debt issuance costs	523	143	17	0	679	0
Equity-based compensation expense	3,858	25	0	80	60,615	104
Provision for doubtful accounts			43	0	0	0
Deferred income tax expense (benefit)	174	(202)	(2,637)	(8)	1,042	(2)
Net decrease in fair value of derivatives	(1,263)				33,353
Loss on extinguishment of debt			0	0	2,881	0
Net increase in fair value of derivatives			0	0	33,353	0
Loss on sale of property and equipment			0	0	14	0
Changes in assets and liabilities:
(Increase) decrease in accounts receivable	1,981	(1,442)	(4,000)	6,818	(7,179)	(2,488)
(Increase) decrease in contract assets	(2,306)	897	3,868	(4,300)	1,947	(127)
(Increase) decrease in prepaid expenses and other assets	432	(653)	(453)	(29)	(6,437)	(59)
Increase (decrease) in accounts payable	1,150	174	1,111	51	2,744	(349)
Increase (decrease) in accrued liabilities	6,307	2,316	1,224	504	2,845	735
Increase (decrease) in contract liabilities	(1,415)	130	40	0	3,666	0
Increase (decrease) in other liabilities	83	21	181	157	338	11
Net cash (used in) provided by operating activities	(7,529)	893	(7,416)	8,614	(19,782)	4,121
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired	0	(224)	(184,714)	0	(224)	0
Purchases of property and equipment	(359)	(170)	(155)	(121)	(645)	(18)
Proceeds from disposal of property and equipment			0	0	6	0
Net cash used in investing activities	(359)	(394)	(184,869)	(121)	(863)	(18)
Cash flows from financing activities:
Repurchase of shares as a result of forward share purchase agreements	(100,896)
Proceeds from term loan			107,249	0	0	0
Repayment of term loan	0	(275)	0	0	(110,000)	0
Proceeds from promissory notes			91,283	0	0	0
Repayment of promissory notes			(91,283)	0	0	0
Proceeds from short-term borrowings			4,000	2,000	9,233	0
Repayment of short-term borrowings	(1,159)	0	(4,000)	(2,000)	(5,000)	(2,000)
Proceeds from issuance of convertible notes			0	0	200,000	0
Proceeds from the Merger			0	0	101,958	0
Payment of Merger transaction costs			0	0	(9,802)	0
Payment of debt issuance costs to third parties			(307)	0	(5,527)	0
Distributions to members			0	(9,773)	0	(839)
Parent's contribution			95,047	0	0	0
Net cash provided by (used in) financing activities	(102,055)	(275)	201,989	(9,773)	180,862	(2,839)
Net increase (decrease) in cash and cash equivalents and restricted cash	(109,943)	224	9,704	(1,280)	160,217	1,264
Cash and cash equivalents and restricted cash at beginning of year	169,921	9,704	0	1,644	9,704	380
Cash and cash equivalents and restricted cash at end of year	59,978	9,928	9,704	364	169,921	1,644
Cash paid during the period for:
Interest			384	1	6,241	127
Income taxes			0	9	68	5
Supplemental schedule of non-cash investing and financing activities:
Merger transaction costs paid included in accrued liabilities			0	0	259	0
Merger costs settled through issuance of common stock			0	0	10,153	0
Debt issuance costs settled through issuance of common stock			0	0	4,800	0
Initial fair value of written put option at closing			0	0	11,371	0
Initial fair value of private warrants at closing			0	0	421	0
Parent units issued for acquisitions			13,188	0	0	0
Reconciliation of cash and cash equivalents and restricted cash:
Cash and cash equivalents	59,978		9,704		68,900
Restricted cash	0		0		101,021
Cash and cash equivalents and restricted cash at end of the period	$ 59,978	$ 9,928	$ 9,704	$ 364	$ 169,921	$ 1,644